Group assets and liabilities - measurement - Valuation approach for level 2 (Details) - At fair value - Debt securities - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Group assets and liabilities - measurement
Financial assets	£ 171,374	£ 170,458
Level 2
Group assets and liabilities - measurement
Financial assets	115,141	116,257
Level 2 | Internal valuation
Group assets and liabilities - measurement
Financial assets	£ 13,910	£ 12,708